Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues - third-parties (Note 18)	$ 4,211,596	$ 6,625,244	$ 6,303,105
Revenues - related companies (Note 5 and 18)	20,058	36,557	31,624
Total Revenues	4,231,654	6,661,801	6,334,729
Cost of Revenues
Cost of revenues - third-parties (Note 18)	3,762,688	5,971,819	5,621,408
Cost of revenues - related companies (Note 5 and 18)	137,137	352,888	427,329
Total Cost of Revenues	3,899,825	6,324,707	6,048,737
Gross Profit	331,829	337,094	285,992
OPERATING EXPENSES:
Selling and Distribution (Note 19)	205,078	220,830	201,597
General and Administrative (Note 20)	43,318	38,099	29,727
Amortization of intangible assets (Note 12)	1,421	3,323	1,603
Loss on sale of vessels, net (Note 9)	130	12,864	4,312
Impairment charge (Note 9 and 12)	5,308	4,062	0
Total operating expenses	255,255	279,178	237,239
Operating income	76,574	57,916	48,753
OTHER INCOME/(EXPENSE):
Interest and finance costs (Notes 4, 8, 11, 14, 15 and 21)	(37,608)	(33,898)	(28,073)
Interest income	52	117	75
Gain on sale of subsidiary (Note 27)	0	0	4,174
Foreign exchange gains/ (losses), net	308	(6,032)	1,123
Total other expenses, net	(37,248)	(39,813)	(22,701)
Income before income taxes	39,326	18,103	26,052
Income taxes (Note 25)	(3,446)	(464)	978
Net income	35,880	17,639	27,030
Net income / (loss) attributed to non-controlling interest	0	49	(33)
Net income attributed to AMPNI shareholders	$ 35,880	$ 17,590	$ 27,063
Basic earnings per common share (Note 24)	$ 0.73	$ 0.37	$ 0.58
Diluted earnings per common share (Note 24)	$ 0.73	$ 0.37	$ 0.58
Weighted average number of common shares outstanding, basic (Note 24)	47,271,582	46,271,716	45,677,249
Weighted average number of common shares outstanding, diluted (Note 24)	47,271,582	46,271,716	45,677,249